4. Related Party Transactions: Schedule of Components of Related Party Payables (Tables)	6 Months Ended
Jun. 30, 2012
Tables/Schedules
Schedule of Components of Related Party Payables
04/01/2012 to 06/30/2012
Components of related party payable:
Accrued interest payable	11,338
Consulting fees	11,414
Fees due officer	11,263